Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties
Schedule of outstanding amounts and transactions with related parties

As of December 31,	2024	2023
Kyklades Maritime Corporation	(530,030)	(659,974)
Total	(530,030)	(659,974)

For the years ended December 31,	2024	2023	2022
Kyklades Maritime Corporation- management fees	4,611,600	4,599,000	4,381,200
Total	4,611,600	4,599,000	4,381,200

Schedule of payments on behalf of the Group

For the years ended December 31,	2024	2023	2022
Crew wages	21,231,570	21,043,047	18,572,373
Other crew expenses	3,043,288	3,639,086	3,357,800
Stores	4,433,689	3,864,683	3,098,044
Technical expenses	9,641,650	8,647,728	5,611,199
Insurance	2,969,841	2,717,938	3,193,137
Health, Safety, Quality, Environmental (HSQE) expenses	614,855	592,246	525,210
Other	1,550,392	801,196	931,952
Total	43,485,285	41,305,924	35,289,715